Label	Element	Value
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Global Opportunities Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Calamos Global Opportunities Fund

Effective immediately, with regard to the Calamos Global Opportunities Fund, the first sentence of the third paragraph under “Principal Investment Strategies” on page 93 of the statutory prospectus is hereby replaced with the following:

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.